Income Taxes and Accounting for Uncertainty in Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes and Accounting for Uncertainty in Income Taxes
Tax benefits related to credit carryforwards			$ 10,000
Cash paid for income taxes to DISH Network	$ 146,386	$ 90,617	473,793	$ 245,028	$ 302,329
Net operating loss carryforwards			2,000
Current (benefit) provision:
Federal			394,824	208,821	273,632
State			88,449	48,417	64,534
Foreign			3,971	6,203	4,616
Total current (benefit) provision			487,244	263,441	342,782
Deferred (benefit) provision:
Federal			14,327	11,243	(25,934)
State			(2,161)	(1,987)	(123)
Increase (decrease) in valuation allowance			948	2,054	1,580
Total deferred (benefit) provision	(14,548)	(13,519)	13,114	11,310	(24,477)
Total (benefit) provision	140,424	82,504	500,358	274,751	318,305
Income (loss) before income taxes	564,951	326,657	2,084,660	$ 1,102,158	$ 1,291,991
Income (loss) from foreign operations			$ 8,000
Reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes
Statutory rate (as a percent)			21.00%	21.00%	21.00%
State income taxes, net of Federal benefit (as a percent)			3.60%	3.60%	4.40%
Other, net (as a percent)			(0.60%)	0.30%	(0.80%)
Total (benefit) provision for income taxes			24.00%	24.90%	24.60%
Deferred tax assets:
NOL, interest, credit and other carryforwards			$ 10,641	$ 12,323
Accrued and prepaid expenses			4,911	96,974
Stock-based compensation			15,924	19,719
Deferred revenue			27,612	17,238
Total deferred tax assets			59,088	146,254
Valuation allowance			(10,469)	(9,521)
Deferred tax asset after valuation allowance			48,619	136,733
Deferred tax liabilities:
Depreciation			(386,379)	(458,811)
FCC authorizations and other intangible amortization			(173,539)	(174,399)
Bases difference in partnerships and other investments			(3,629)	(5,380)
Total deferred tax liabilities			(563,547)	(638,590)
Net deferred tax asset (liability)			(514,928)	(501,857)
Reconciliation of the beginning and ending amount of unrecognized tax benefits included in long-term deferred revenue, distribution and carriage payments and other long-term liabilities
Balance as of beginning of period	$ 188,141	$ 208,152	208,152	194,136	$ 201,162
Additions based on tax positions related to the current year			233	3,232	10,550
Additions based on tax positions related to prior years			1,800	28,137	1,154
Reductions based on tax positions related to prior years			(20,337)	(13,028)	(4,479)
Reductions based on tax positions related to settlements with taxing authorities			(831)	(2,362)	(8,328)
Reductions based on tax positions related to the lapse of the statute of limitations			(876)	(1,963)	(5,923)
Balance as of end of period			188,141	208,152	194,136
Unrecognized tax benefits if recognized, could favorably affect our effective tax rate			161,000
Interest and penalty (benefit) expense			2,000	7,000	$ 2,000
Accrued interest and penalties			$ 35,000	$ 33,000